Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value Measurements

The fair value of financial instruments measured on a recurring basis as of June 30, 2025 consisted of the following:

	Fair Value Measurements as of June 30, 2025
Description	Level 1	Level 2	Level 3	Total
Warrant liabilities	$881,820	$-	$-	$881,820
Liabilities subject to fair value measurements are as follows:
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$1,449,000	$—	$—	$1,449,000

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

The following table provides a roll-forward of changes for financial instruments measured at fair value on a recurring basis for the six months ended June 30, 2025:

Amount
Warrant Liabilities
Balance as of December 31, 2024	$1,449,000
Gain on change in fair value of warrant liabilities	(567,180)
Extinguishment of warrant liabilities upon settlement	-
Balance as of June 30, 2025	$881,820

Heliogen, Inc. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value Measurements

The Company’s Public and Private Warrants are measured at fair value on a recurring basis summarized in the following table by fair value measurement level:

$ in thousands	Level	June 30, 2025	December 31, 2024
Liabilities:
Public Warrants (1)	1	$50	$34
Private Warrants (1)	2	1	1
(1)	Included in other long-term liabilities on the consolidated balance sheets.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

		December 31,
$ in thousands	Level	2024	2023
Assets:
Investments	1	$—	$12,386
Liabilities:
Public Warrants(1)	1	$34	$97
Private Warrants(1)	2	1	3
(1)	Included in other long-term liabilities on the consolidated balance sheets.

Schedule of Reconciliation of Level 3 Fair Value Liabilities	The following table summarizes the activities of our Level 3 fair value measurement for the year ended December 31, 2023:
($ in thousands)
Balance as of December 31, 2022	$353
Change in fair value(1)	(353)
Balance as of December 31, 2023	$—
(1)	The changes in the fair value of the contingent consideration are included in other income, net on our consolidated statements of operations.